Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Class A
Trading Symbol	PTAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$51	1.01%
[1]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 10,506,245,242
Holdings Count | $ / shares	1,812
Advisory Fees Paid, Amount	$ 29,993,235
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$10,506,245,242
Number of Holdings	1,812
Net Advisory Fee	$29,993,235
Portfolio Turnover	16%
Average Credit Quality	AA-
Effective Duration	6.91 years
30-Day SEC Yield	3.67%
30-Day SEC Yield Unsubsidized	3.67%
Weighted Average Life	13.00 years
Distribution Yield	4.29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Strip Principal	5.8%
United States Treasury Notes/Bonds	5.5%
Freddie Mac Multifamily Structured Pass Through Certificates	3.2%
Benchmark Mortgage Trust	2.9%
BBCMS Trust	2.2%
Wells Fargo Commercial Mortgage Trust	2.2%
First American Government Obligations Fund	2.0%
BANK	1.8%
BANK5	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors*	(%)
US Municipal	25.8%
Mortgage Securities	25.4%
Asset Backed Securities	15.7%
Government	11.3%
Consumer Discretionary*	5.6%
Financials*	5.5%
Health Care*	3.1%
Industrials*	1.4%
Technology*	0.8%
Cash & Other	5.4%

Credit Breakdown**	(%)
AAA	23.1%
AA	43.4%
A	12.9%
BBB	10.3%
BB	5.4%
B	1.2%
CCC	1.1%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.5%
[2],[3]
Updated Prospectus Web Address	https://ptam.com/resources/
Class C
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Class C
Trading Symbol	PTCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$89	1.76%
[4]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%
Net Assets	$ 10,506,245,242
Holdings Count | $ / shares	1,812
Advisory Fees Paid, Amount	$ 29,993,235
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$10,506,245,242
Number of Holdings	1,812
Net Advisory Fee	$29,993,235
Portfolio Turnover	16%
Average Credit Quality	AA-
Effective Duration	6.91 years
30-Day SEC Yield	3.01%
30-Day SEC Yield Unsubsidized	3.01%
Weighted Average Life	13.00 years
Distribution Yield	3.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Strip Principal	5.8%
United States Treasury Notes/Bonds	5.5%
Freddie Mac Multifamily Structured Pass Through Certificates	3.2%
Benchmark Mortgage Trust	2.9%
BBCMS Trust	2.2%
Wells Fargo Commercial Mortgage Trust	2.2%
First American Government Obligations Fund	2.0%
BANK	1.8%
BANK5	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors*	(%)
US Municipal	25.8%
Mortgage Securities	25.4%
Asset Backed Securities	15.7%
Government	11.3%
Consumer Discretionary*	5.6%
Financials*	5.5%
Health Care*	3.1%
Industrials*	1.4%
Technology*	0.8%
Cash & Other	5.4%

Credit Breakdown**	(%)
AAA	23.1%
AA	43.4%
A	12.9%
BBB	10.3%
BB	5.4%
B	1.2%
CCC	1.1%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.5%
[5],[6]
Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	PTIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$39	0.76%
[7]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 10,506,245,242
Holdings Count | $ / shares	1,812
Advisory Fees Paid, Amount	$ 29,993,235
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$10,506,245,242
Number of Holdings	1,812
Net Advisory Fee	$29,993,235
Portfolio Turnover	16%
Average Credit Quality	AA-
Effective Duration	6.91 years
30-Day SEC Yield	4.01%
30-Day SEC Yield Unsubsidized	4.01%
Weighted Average Life	13.00 years
Distribution Yield	4.55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Strip Principal	5.8%
United States Treasury Notes/Bonds	5.5%
Freddie Mac Multifamily Structured Pass Through Certificates	3.2%
Benchmark Mortgage Trust	2.9%
BBCMS Trust	2.2%
Wells Fargo Commercial Mortgage Trust	2.2%
First American Government Obligations Fund	2.0%
BANK	1.8%
BANK5	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors*	(%)
US Municipal	25.8%
Mortgage Securities	25.4%
Asset Backed Securities	15.7%
Government	11.3%
Consumer Discretionary*	5.6%
Financials*	5.5%
Health Care*	3.1%
Industrials*	1.4%
Technology*	0.8%
Cash & Other	5.4%

Credit Breakdown**	(%)
AAA	23.1%
AA	43.4%
A	12.9%
BBB	10.3%
BB	5.4%
B	1.2%
CCC	1.1%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.5%
[8],[9]
Updated Prospectus Web Address	https://ptam.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Performance Trust Municipal Bond Fund
Class Name	Class A
Trading Symbol	PTRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.72%
[10]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 764,816,865
Holdings Count | $ / shares	243
Advisory Fees Paid, Amount	$ 1,373,856
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$764,816,865
Number of Holdings	243
Net Advisory Fee	$1,373,856
Portfolio Turnover	13%
Average Credit Quality	AA
Effective Duration	6.75 years
30-Day SEC Yield	3.18%
30-Day SEC Yield Unsubsidized	3.18%
Weighted Average Life	8.03 years
Distribution Yield	3.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	5.5%
Freddie Mac Multifamily ML Certificates	5.0%
San Diego Unified School District	2.2%
University of North Carolina at Chapel Hill	2.1%
State of Washington	2.0%
Denver City & County School District No. 1	2.0%
Commonwealth of Massachusetts	1.7%
Greater Orlando Aviation Authority	1.7%
Indianapolis Local Public Improvement Bond Bank	1.6%
Central Puget Sound Regional Transit Authority	1.5%

Top Sectors*	(%)
US Municipal	95.0%
Mortgage Securities	0.6%
Consumer Discretionary*	0.1%
Cash & Other	4.3%

Credit Breakdown**	(%)
AAA	11.9%
AA	70.5%
A	10.1%
BBB	2.7%
BB	0.7%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.1%
[11],[12]
Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PTIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$24	0.47%
[13]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 764,816,865
Holdings Count | $ / shares	243
Advisory Fees Paid, Amount	$ 1,373,856
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$764,816,865
Number of Holdings	243
Net Advisory Fee	$1,373,856
Portfolio Turnover	13%
Average Credit Quality	AA
Effective Duration	6.75 years
30-Day SEC Yield	3.50%
30-Day SEC Yield Unsubsidized	3.50%
Weighted Average Life	8.03 years
Distribution Yield	3.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	5.5%
Freddie Mac Multifamily ML Certificates	5.0%
San Diego Unified School District	2.2%
University of North Carolina at Chapel Hill	2.1%
State of Washington	2.0%
Denver City & County School District No. 1	2.0%
Commonwealth of Massachusetts	1.7%
Greater Orlando Aviation Authority	1.7%
Indianapolis Local Public Improvement Bond Bank	1.6%
Central Puget Sound Regional Transit Authority	1.5%

Top Sectors*	(%)
US Municipal	95.0%
Mortgage Securities	0.6%
Consumer Discretionary*	0.1%
Cash & Other	4.3%

Credit Breakdown**	(%)
AAA	11.9%
AA	70.5%
A	10.1%
BBB	2.7%
BB	0.7%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.1%
[14],[15]
Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Multisector Bond Fund
Class Name	Institutional Class
Trading Symbol	PTCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Multisector Bond Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.94%
[16]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 423,610,046
Holdings Count | $ / shares	346
Advisory Fees Paid, Amount	$ 1,636,958
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$423,610,046
Number of Holdings	346
Net Advisory Fee	$1,636,958
Portfolio Turnover	17%
Average Credit Quality	BBB+
Effective Duration	4.75 years
30-Day SEC Yield	4.53%
30-Day SEC Yield Unsubsidized	4.55%
Weighted Average Life	10.04 years
Distribution Yield	5.15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	4.8%
First American Government Obligations Fund	3.2%
Magnetite CLO Ltd.	2.9%
Wells Fargo Commercial Mortgage Trust	2.5%
Exeter Automobile Receivables Trust	2.3%
BBCMS Trust	2.3%
BANK	2.3%
Benchmark Mortgage Trust	2.2%
Freddie Mac Multifamily Structured Pass Through Certificates	1.9%
Neuberger Berman CLO Ltd.	1.9%

Top Sectors*	(%)
Mortgage Securities	21.9%
Asset Backed Securities	20.6%
Financials*	15.0%
Consumer Discretionary*	10.6%
US Municipal	10.6%
Government	6.6%
Industrials*	3.8%
Health Care*	1.8%
Technology*	1.5%
Cash & Other	7.6%

Credit Breakdown**	(%)
AAA	11.2%
AA	18.0%
A	10.1%
BBB	32.4%
BB	21.1%
B	4.3%
CCC	0.6%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	2.3%
[17],[18]
Updated Prospectus Web Address	https://ptam.com/resources/
Performance Trust Short Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Performance Trust Short Term Bond ETF
Class Name	Performance Trust Short Term Bond ETF
Trading Symbol	STBF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Short Term Bond ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Performance Trust Short Term Bond ETF	$33	0.65%
[19]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 39,796,586
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 100,404
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$39,796,586
Number of Holdings	147
Net Advisory Fee	$100,404
Portfolio Turnover	21%
Average Credit Quality	A+
Effective Duration	2.26 years
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%
Weighted Average Life	4.31 years
Distribution Yield	4.94%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Bill	11.2%
Freddie Mac Multifamily Structured Pass Through Certificates	5.3%
American Credit Acceptance Receivables Trust	4.8%
First American Government Obligations Fund	4.2%
Benchmark Mortgage Trust	3.9%
United States Treasury Notes/Bonds	3.5%
BANK5	3.1%
Federal Home Loan Mortgage Corp.	2.2%
Carlyle Group, Inc.	2.1%
Madison Park Funding Ltd.	2.1%

Top Sectors*	(%)
Asset Backed Securities	33.5%
Mortgage Securities	27.0%
Financials*	9.5%
Government	4.7%
US Municipal	3.3%
Consumer Discretionary*	1.3%
Industrials*	1.2%
Consumer Staples*	1.2%
Communications*	1.1%
Cash & Other	17.2%

Credit Breakdown**	(%)
AAA	28.7%
AA	32.7%
A	10.0%
BBB	18.3%
BB	8.2%
B	1.4%
CCC	0.2%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	0.5%
[20],[21]
Updated Prospectus Web Address	https://ptam.com/resources/

[1]
*	Annualized

[2]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	Annualized

[5]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Annualized

[8]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
*	Annualized

[11]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
*	Annualized

[14]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[15]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
*	Annualized

[17]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[18]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[19]
*	Annualized

[20]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[21]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.